Investment Portfolio	as of November 30, 2021 (Unaudited)
DWS International Growth Fund
	Shares	Value ($)

Common Stocks 96.5%
Argentina 3.0%
Globant SA*	60,326	15,986,993
MercadoLibre, Inc.*	2,140	2,543,198
(Cost $6,452,640)		18,530,191
Brazil 1.0%
Magazine Luiza SA	1,047,365	1,453,160
Pagseguro Digital Ltd. "A"* (a)	181,184	4,631,063
(Cost $9,106,862)		6,084,223
Canada 8.1%
Agnico Eagle Mines Ltd.	116,500	5,807,444
Alimentation Couche-Tard, Inc. "B"	177,200	6,491,808
Brookfield Asset Management, Inc. "A"	443,452	24,764,856
Canadian National Railway Co.	77,659	9,839,826
Nuvei Corp. 144A*	29,200	2,875,313
(Cost $21,679,807)		49,779,247
China 4.6%
Alibaba Group Holding Ltd. (ADR)*	40,000	5,101,200
ANTA Sports Products Ltd. (a)	135,000	2,150,347
Dada Nexus Ltd. (ADR)*	17,597	317,978
Minth Group Ltd.	490,633	2,270,051
Ping An Insurance (Group) Co. of China Ltd. "H"	1,155,500	7,981,797
Tencent Holdings Ltd.	177,100	10,451,482
(Cost $22,520,786)		28,272,855
France 10.9%
Capgemini SE	38,900	9,020,190
Cie de Saint-Gobain	70,000	4,453,296
LVMH Moet Hennessy Louis Vuitton SE	19,899	15,488,827
Orpea SA	34,880	3,300,409
Schneider Electric SE	29,120	5,168,458
Teleperformance	30,605	12,584,212
TotalEnergies SE	188,000	8,659,387
VINCI SA	86,539	8,214,884
(Cost $42,531,176)		66,889,663
Germany 11.7%
adidas AG	10,230	2,971,974
Allianz SE (Registered)	44,250	9,631,981
Auto1 Group SE 144A*	89,671	2,526,326
BASF SE	62,200	4,080,867
Brenntag SE	51,200	4,401,039
Deutsche Boerse AG	74,000	11,657,670
Deutsche Post AG (Registered)	104,600	6,180,814
Evonik Industries AG	200,920	6,044,554

Evotec SE*	127,160	6,010,313
KION Group AG	28,500	3,086,562
SAP SE	47,000	6,041,779
TeamViewer AG 144A*	225,823	3,068,438
Wacker Chemie AG	15,000	2,601,447
Zalando SE 144A*	42,500	3,881,503
(Cost $72,201,714)		72,185,267
Hong Kong 1.7%
Techtronic Industries Co., Ltd. (Cost $1,053,773)	517,001	10,599,714
Ireland 4.6%
Experian PLC	331,600	14,991,747
ICON PLC* (b)	21,000	5,679,870
Kerry Group PLC "A"	64,070	7,873,769
(Cost $16,113,632)		28,545,386
Israel 1.2%
Kornit Digital Ltd.* (b) (Cost $4,870,220)	47,000	7,280,770
Japan 9.6%
Daikin Industries Ltd.	53,100	10,785,646
Fast Retailing Co., Ltd.	7,300	4,332,771
Hoya Corp.	83,000	13,129,324
Keyence Corp.	19,600	12,093,238
Lasertec Corp.	15,500	4,008,644
MISUMI Group, Inc.	122,489	5,157,279
Shimadzu Corp.	139,900	5,938,291
Shiseido Co., Ltd.	64,200	3,675,881
(Cost $29,926,512)		59,121,074
Korea 1.9%
LG Chem Ltd.	2,850	1,663,264
Samsung Electronics Co., Ltd.	166,742	9,996,680
(Cost $9,609,744)		11,659,944
Luxembourg 0.8%
Eurofins Scientific SE (Cost $779,125)	35,800	4,595,689
Netherlands 9.8%
Adyen NV 144A*	2,050	5,707,170
Airbus SE*	37,000	4,105,688
ASML Holding NV	16,335	12,877,723
ING Groep NV	534,868	7,373,894
Koninklijke DSM NV	38,880	8,392,181
Koninklijke Philips NV	161,184	5,667,723
NXP Semiconductors NV (b)	35,760	7,987,354
Prosus NV	40,959	3,267,929
Universal Music Group NV	170,665	4,888,346
(Cost $43,082,485)		60,268,008
Singapore 2.1%
DBS Group Holdings Ltd. (Cost $9,088,308)	582,600	12,690,496
Sweden 3.2%
Assa Abloy AB "B" (a)	126,600	3,562,535

Hexagon AB "B"	243,873	3,571,818
Nobina AB 144A	685,500	6,001,057
Spotify Technology SA* (c)	28,000	6,678,000
(Cost $12,002,297)		19,813,410
Switzerland 8.3%
Alcon, Inc.	20,948	1,648,650
Lonza Group AG (Registered)	23,397	18,883,247
Nestle SA (Registered)	112,558	14,413,749
Roche Holding AG (Genusschein)	24,309	9,521,269
Sportradar Holding AG "A"* (a) (b)	100,000	1,611,000
Zur Rose Group AG*	13,100	4,971,646
(Cost $23,041,921)		51,049,561
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $3,898,944)	644,000	13,685,998
United Kingdom 3.6%
Clarivate PLC* (c)	232,000	5,414,880
Farfetch Ltd. "A"* (c)	87,700	3,017,757
Halma PLC	127,243	5,089,858
Rentokil Initial PLC	954,000	7,782,041
VTEX "A"* (a) (c)	67,294	973,071
(Cost $17,903,057)		22,277,607
United States 8.2%
Activision Blizzard, Inc.	47,700	2,795,221
EPAM Systems, Inc.*	22,732	13,833,559
Marsh & McLennan Companies, Inc.	53,393	8,757,520
MasterCard, Inc. "A"	17,570	5,533,144
NVIDIA Corp.	32,000	10,456,320
Schlumberger NV	83,604	2,397,763
Thermo Fisher Scientific, Inc.	10,400	6,581,432
(Cost $14,307,467)		50,354,959
Total Common Stocks (Cost $360,170,470)		593,684,062

Preferred Stocks 1.3%
Germany
Sartorius AG (Cost $2,977,318)	11,944	8,208,450

Other Investments 0.5%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	3,390,136

Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $12,163,490)	12,163,490	12,163,490

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.04% (d) (Cost $2,953,921)	2,953,921	2,953,921

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $378,265,199)	100.8	620,400,059
Other Assets and Liabilities, Net	(0.8)	(4,874,329)
Net Assets	100.0	615,525,730
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
9,366,274	2,797,216 (f)	—	—	—	395,920	—	12,163,490	12,163,490
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.04% (d)
2,873,460	20,976,711	20,896,250	—	—	425	—	2,953,921	2,953,921
12,239,734	23,773,927	20,896,250	—	—	396,345	—	15,117,411	15,117,411
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $11,556,493, which is 1.9% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At November 30, 2021 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Information Technology	152,403,573	25%
Industrials	129,610,448	21%
Health Care	83,226,376	14%
Financials	82,858,214	14%
Consumer Discretionary	50,934,021	9%
Consumer Staples	37,426,853	6%
Materials	31,979,893	5%
Communication Services	25,786,120	4%
Energy	11,057,150	2%
Total	605,282,648	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$18,530,191	$—	$—	$18,530,191
Brazil	6,084,223	—	—	6,084,223
Canada	49,779,247	—	—	49,779,247
China	5,419,178	22,853,677	—	28,272,855
France	—	66,889,663	—	66,889,663
Germany	—	72,185,267	—	72,185,267
Hong Kong	—	10,599,714	—	10,599,714
Ireland	5,679,870	22,865,516	—	28,545,386
Israel	7,280,770	—	—	7,280,770
Japan	—	59,121,074	—	59,121,074
Korea	—	11,659,944	—	11,659,944
Luxembourg	—	4,595,689	—	4,595,689
Netherlands	7,987,354	52,280,654	—	60,268,008
Singapore	—	12,690,496	—	12,690,496
Sweden	6,678,000	13,135,410	—	19,813,410
Switzerland	1,611,000	49,438,561	—	51,049,561
Taiwan	—	13,685,998	—	13,685,998
United Kingdom	9,405,708	12,871,899	—	22,277,607
United States	50,354,959	—	—	50,354,959
Preferred Stocks	—	8,208,450	—	8,208,450
Other Investments	3,390,136	—	—	3,390,136
Short-Term Investments (a)	15,117,411	—	—	15,117,411
Total	$187,318,047	$433,082,012	$—	$620,400,059
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DIGF-PH1
R-080548-1 (1/23)